Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (10.9%)
	Verizon Communications Inc.	4,523,868	200,588
	AT&T Inc.	8,126,186	188,202
*	Lumen Technologies Inc.	3,615,875	26,541
*	Frontier Communications Parent Inc.	674,119	23,466
	Cogent Communications Holdings Inc.	159,687	13,125
	Iridium Communications Inc.	394,952	11,738
*	Liberty Global Ltd. Class C	593,786	8,681
*	Liberty Global Ltd. Class A	591,726	8,361
*	AST SpaceMobile Inc.	238,246	5,673
*	Globalstar Inc.	2,815,506	5,490
*	Liberty Latin America Ltd. Class C	472,870	3,268
	IDT Corp. Class B	62,276	3,216
	Shenandoah Telecommunications Co.	173,702	2,315
*	Bandwidth Inc. Class A	94,891	1,996
*	Consolidated Communications Holdings Inc.	288,114	1,345
*	Anterix Inc.	34,828	1,209
*	Liberty Latin America Ltd. Class A	129,660	902
	ATN International Inc.	36,747	727
			506,843
Entertainment (20.9%)
*	Netflix Inc.	250,008	221,710
	Walt Disney Co.	1,776,275	208,659
	Electronic Arts Inc.	439,028	71,856
*	Take-Two Interactive Software Inc.	335,970	63,290
*	Warner Bros Discovery Inc.	5,597,704	58,664
*	Live Nation Entertainment Inc.	412,409	57,016
*	Roblox Corp. Class A	1,073,652	53,822
*	Liberty Media Corp.-Liberty Formula One Class C	585,812	51,762
*	TKO Group Holdings Inc.	267,924	36,963
*	Roku Inc.	456,244	31,494
[1]	Endeavor Group Holdings Inc. Class A	651,694	19,792
	Warner Music Group Corp. Class A	458,293	14,904
*	Cinemark Holdings Inc.	395,934	13,668
*	Liberty Media Corp.-Liberty Live Class C	177,182	12,938
*	Madison Square Garden Sports Corp.	56,202	12,924
*	Atlanta Braves Holdings Inc. Class C	163,358	6,591
*	AMC Entertainment Holdings Inc. Class A	1,097,587	5,433
*	Liberty Media Corp.-Liberty Live Class A	75,718	5,428
*	Madison Square Garden Entertainment Corp.	145,047	5,365
*	IMAX Corp.	165,709	4,361
*	Sphere Entertainment Co.	94,852	3,903
*	Lions Gate Entertainment Corp. Class B	451,657	3,329
	Marcus Corp.	89,585	2,028
*	Lions Gate Entertainment Corp. Class A	205,455	1,693
*	Atlanta Braves Holdings Inc. Class A	24,933	1,049
*	Eventbrite Inc. Class A	286,244	1,008
*	Vivid Seats Inc. Class A	246,911	884
*	Playstudios Inc.	344,637	662
			971,196
Interactive Media & Services (48.0%)
	Meta Platforms Inc. Class A	1,789,891	1,027,970
	Alphabet Inc. Class A	3,270,225	552,505
	Alphabet Inc. Class C	2,510,700	428,049
*	Pinterest Inc. Class A	1,271,168	38,542
*	Snap Inc. Class A	3,232,325	38,174
*	Match Group Inc.	917,088	30,025
*	Reddit Inc. Class A	90,759	12,769
*	IAC Inc.	268,256	12,697
*	Cargurus Inc.	310,628	11,748

Vanguard® Communication Services Index Fund
		Shares	Market Value ($000)
*	ZoomInfo Technologies Inc.	957,169	10,471
*	Ziff Davis Inc.	167,484	9,856
*	Yelp Inc.	237,603	9,081
*	TripAdvisor Inc.	399,158	5,720
*,1	Trump Media & Technology Group Corp.	160,565	5,074
*	Cars.com Inc.	233,444	4,639
*	QuinStreet Inc.	194,567	4,432
*	Vimeo Inc.	556,198	3,632
*	Bumble Inc. Class A	355,322	3,088
	Shutterstock Inc.	92,597	2,933
*	Taboola.com Ltd.	600,143	2,137
*	ZipRecruiter Inc. Class A	229,741	2,036
*	fuboTV Inc.	1,233,041	1,985
*	EverQuote Inc. Class A	100,176	1,922
*,1	Rumble Inc.	221,026	1,569
*	Mediaalpha Inc. Class A	122,927	1,553
*	Nextdoor Holdings Inc.	628,840	1,528
*	Grindr Inc.	98,815	1,491
*	Angi Inc.	244,057	454
			2,226,080
Media (16.3%)
	Comcast Corp. Class A	4,313,772	186,312
*	Trade Desk Inc. Class A	681,169	87,564
*	Charter Communications Inc. Class A	168,603	66,930
	Omnicom Group Inc.	479,116	50,221
	News Corp. Class A	1,359,460	39,900
	Fox Corp. Class A	834,259	39,310
	Interpublic Group of Cos. Inc.	1,253,698	38,626
*	Liberty Broadband Corp. Class C	434,110	36,960
	New York Times Co. Class A	562,267	30,509
	Fox Corp. Class B	509,511	22,790
	Sirius XM Holdings Inc.	808,136	21,779
	Nexstar Media Group Inc.	114,713	19,569
	Paramount Global Class B	1,533,843	16,642
	News Corp. Class B	387,769	12,444
*	EchoStar Corp. Class A	467,722	11,829
	TEGNA Inc.	619,275	11,624
	John Wiley & Sons Inc. Class A	160,010	8,349
*	Magnite Inc.	467,516	7,850
	Cable One Inc.	16,685	7,011
*	Liberty Broadband Corp. Class A	47,740	4,042
*	Integral Ad Science Holding Corp.	301,859	3,375
*	TechTarget Inc.	96,268	3,091
*	Gannett Co. Inc.	524,911	2,724
*	Stagwell Inc.	334,278	2,627
	Scholastic Corp.	92,030	2,428
*	PubMatic Inc. Class A	146,631	2,339
	Sinclair Inc.	127,553	2,337
*	Thryv Holdings Inc.	129,139	2,043
*	Ibotta Inc. Class A	25,743	1,883
*	Altice USA Inc. Class A	775,977	1,870
*	Advantage Solutions Inc.	421,387	1,500
*	Boston Omaha Corp. Class A	92,663	1,415
	Gray Television Inc.	323,099	1,380
*	Clear Channel Outdoor Holdings Inc.	823,905	1,244
*	AMC Networks Inc. Class A	116,020	1,093
*	iHeartMedia Inc. Class A	399,295	914
*	WideOpenWest Inc.	159,009	844
*	Cardlytics Inc.	158,662	646
*	EW Scripps Co. Class A	263,955	528
			754,542
Other (0.0%)[2]
*,3	GCI Liberty Inc.	188,049	—
Wireless Telecommunication Services (3.6%)
	T-Mobile US Inc.	598,230	147,727
	Telephone & Data Systems Inc.	373,782	12,776
*	United States Cellular Corp.	58,929	3,739

Vanguard® Communication Services Index Fund
		Shares	Market Value ($000)
*	Gogo Inc.	236,739	1,901
			166,143
Total Common Stocks (Cost $3,967,342)			4,624,804
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.651% (Cost $28,504)	285,091	28,506
Total Investments (100.3%) (Cost $3,995,846)			4,653,310
Other Assets and Liabilities—Net (-0.3%)			(16,157)
Net Assets (100.0%)			4,637,153
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,616,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $18,070,000 was received for securities on loan, of which $17,673,000 is held in Vanguard Market Liquidity Fund and $397,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paramount Global Inc. Class B	8/29/25	BANA	4,232	(4.648)	—	(16)
T-Mobile US Inc.	1/31/25	CITNA	7,655	(4.648)	1	—
					1	(16)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $691,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Communication Services Index Fund
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,624,804	—	—	4,624,804
Temporary Cash Investments	28,506	—	—	28,506
Total	4,653,310	—	—	4,653,310
Derivative Financial Instruments
Assets
Swap Contracts	—	1	—	1
Liabilities
Swap Contracts	—	(16)	—	(16)